Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contributions by employer	¥ 156,154	¥ 92,138	¥ 60,134